SIGNIFICANT ACCOUNTING POLICIES - Customer loyalty program (Details) - HKD ($) $ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
Brokerage commission income, gross			$ 2,631,790	$ 2,860,846
Less: revenue netted or deferred			(243,002)	(406,627)
Brokerage commission income, net			2,388,788	$ 2,454,219
Customers loyalty program
SIGNIFICANT ACCOUNTING POLICIES
Brokerage commission income, gross	$ 1,798,892	$ 1,982,242
Less: revenue netted or deferred	(180,255)	(279,758)
Brokerage commission income, net	1,618,637	$ 1,702,484
Contract liabilities	$ 7,143		$ 6,278		$ 8,968